Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Current income tax
In respect of the current year	$ 11,426,102	$ 364,237	$ 9,812,221	$ 10,117,252
Income tax on unappropriated earnings	760,689	24,249	250,421	(3,449,958)
Changes in estimate for prior years	176,837	5,637	(453,274)	(67,074)
Current income tax	12,363,628	394,123	9,609,368	6,600,220
Deferred income tax
In respect of the current year	(2,054,334)	(65,487)	(1,568,365)	(1,352,999)
Changes in tax rates	(18,085)	(577)	(25,229)	2,763
Changes in estimate for prior years	(288,947)	(9,211)	(60,902)	35,465
Effect of foreign currency exchange differences	104,394	3,328	(38,409)	18,514
Deferred income tax	(2,256,972)	(71,947)	(1,692,905)	(1,296,257)
Income tax expense recognized in profit or loss	$ 10,106,656	$ 322,176	$ 7,916,463	$ 5,303,963